Leases (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease [Abstract]
Right-of-use assets, beginning balance			$ 3,430
Impairment	$ (669)	$ (78)
Transfers	(979)
Depreciation	(304)	(730)
Right-of-use assets, ending balance	670	2,622
Lease liabilities, beginning balance			3,948
Interest expense	178	212	$ 243
Payments	(749)	(880)
Lease liabilities, ending balance	$ 2,709	$ 3,280